SHARE-BASED COMPENSATION - CSI Solar Employee Incentive Plan (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2024 ¥ / shares shares	Nov. 30, 2024 $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Sep. 30, 2010 shares
Company's share-based compensation expense by plan
Recognized compensation expense			$ 21,404	$ 55,335	$ 9,370
Maximum aggregate number of shares to be issued | shares										2,330,000
2006 Share incentive plan
Company's share-based compensation expense by plan
Recognized compensation expense			20,087	46,981	$ 9,370
CSI Solar employee incentive | CSI Solar Co., Ltd.
SHARE-BASED COMPENSATION
Aggregate amount of subscription								¥ 248,000,000	$ 36,342
Company's share-based compensation expense by plan
Recognized compensation expense				$ 8,354
CSI Solar Restricted Share Incentive | CSI Solar Co., Ltd.
Company's share-based compensation expense by plan
Recognized compensation expense			$ 1,317
Exercise price | (per share)	¥ 5.56	$ 0.77
Vesting period (in years)	4 years	4 years
Maximum aggregate number of shares to be issued | shares	54,004,000	54,004,000
Total unrecognized compensation expense related to share-based compensation awards						¥ 460,994,000	$ 64,130
Weighted-average period of recognition of compensation expense			2 years 10 months 24 days
CSI Solar Restricted Share Incentive | CSI Solar Co., Ltd. | Tranche one
Company's share-based compensation expense by plan
Vesting percentage	33.00%	33.00%
CSI Solar Restricted Share Incentive | CSI Solar Co., Ltd. | Tranche one | Minimum
Company's share-based compensation expense by plan
Vesting period (in years)	12 months	12 months
CSI Solar Restricted Share Incentive | CSI Solar Co., Ltd. | Tranche one | Maximum
Company's share-based compensation expense by plan
Vesting period (in years)	24 months	24 months
CSI Solar Restricted Share Incentive | CSI Solar Co., Ltd. | Tranche two
Company's share-based compensation expense by plan
Vesting percentage	33.00%	33.00%
CSI Solar Restricted Share Incentive | CSI Solar Co., Ltd. | Tranche two | Minimum
Company's share-based compensation expense by plan
Vesting period (in years)	24 months	24 months
CSI Solar Restricted Share Incentive | CSI Solar Co., Ltd. | Tranche two | Maximum
Company's share-based compensation expense by plan
Vesting period (in years)	36 months	36 months
CSI Solar Restricted Share Incentive | CSI Solar Co., Ltd. | Tranche three
Company's share-based compensation expense by plan
Vesting percentage	34.00%	34.00%
CSI Solar Restricted Share Incentive | CSI Solar Co., Ltd. | Tranche three | Minimum
Company's share-based compensation expense by plan
Vesting period (in years)	36 months	36 months
CSI Solar Restricted Share Incentive | CSI Solar Co., Ltd. | Tranche three | Maximum
Company's share-based compensation expense by plan
Vesting period (in years)	48 months	48 months